S000003462 [Member] Expense Example - Sit Balanced Fund - Sit Balanced Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	495
Expense Example, with Redemption, 10 Years	$ 1,100